Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Entity Information [Abstract]
Entity Registrant Name	Navios Maritime Acquisition Corporation
Trading Symbol	NNA
Entity Central Index Key	0001437260
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	13,280,927